Significant Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current
Allowance for doubtful debt	$ 5,670	¥ 38,993	¥ 33,978
Accrued expenses	3,766	25,894	7,409
Tax losses	22,278	153,171	135,433
Property and equipment	2,226	15,299	7,642
Intangible assets	323	2,221	2,976
Capital lease	7,415	50,980	22,006
Deferred government grants	387	2,662	3,728
Disposal loss on long-term investments	7,128	49,007	57,697
Loss picked up on equity method investments	855	5,878	6,919
Valuation allowance	(26,858)	(184,664)	(104,970)
Total deferred tax assets	23,190	159,441	172,818
Non-current
Intangible assets	13,022	89,536	97,915
Property and equipment	7,053	48,496	49,676
Capitalized interest expenses	2,303	15,837	16,185
Gain picked up from equity method investments	561	3,851	27,097
Total deferred tax liabilities	$ 22,939	¥ 157,720	¥ 190,873